Subsequent Events (Details) - CNY (¥) ¥ in Millions										1 Months Ended				2 Months Ended
	Jan. 08, 2024	Dec. 12, 2023	Dec. 06, 2023	Nov. 27, 2023	Nov. 21, 2023	Nov. 15, 2023	Oct. 17, 2023	Oct. 12, 2023	Jul. 19, 2023	Jul. 11, 2023	Jun. 07, 2023	May 29, 2023	Apr. 28, 2023	Jul. 18, 2023
Subsequent Events (Details) [Line Items]
Loan due date						November, 2024
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value								¥ 49.0					¥ 6.7
Interest borrowing rate								4.00%					5.30%
Description loan due date								The loans are due from March, 2024 to November, 2025
Loan expired term													December 23, 2023
China Guangfa Bank Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Loan due date					September 10, 2024
Minsheng Bank Shenyang Huanghe Street Branch [Member]
Subsequent Events (Details) [Line Items]
Loan due date			December 6, 2024	November, 2024
China Construction Bank Shenyang Heping Branch [Member]
Subsequent Events (Details) [Line Items]
Loan due date						November 14, 2025	October 15, 2025
China CITIC Bank Shenyang Tiexi Branch [Member]
Subsequent Events (Details) [Line Items]
Loan due date						May, 2024
Shanghai Pudong Development Bank Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Loan due date		December 11, 2024
China Guangfa Bank Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value					¥ 7.1
Interest borrowing rate					4.50%
China Guangfa Bank Co., Ltd. [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value										¥ 13.3
Interest borrowing rate										5.66%
Loan expired term										December 16, 2023
Minsheng Bank Shenyang Huanghe Street Branch [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value				¥ 18.7
Interest borrowing rate				4.00%
Minsheng Bank Shenyang Huanghe Street Branch [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value			¥ 4.8						¥ 11.3
Interest borrowing rate			4.00%						4.00%
Loan expired term									July, 2024.
China Construction Bank Shenyang Heping Branch [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value						¥ 2.9	¥ 1.9				¥ 10.3
Interest borrowing rate						4.00%	4.00%				4.00%
Loan expired term											November and December, 2024
China CITIC Bank Shenyang Tiexi Branch [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value						¥ 6.9
Interest borrowing rate						4.55%
China CITIC Bank Shenyang Tiexi Branch [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value	¥ 4.5													¥ 3.6
Interest borrowing rate	4.55%													4.75%
Loan expired term														February, 2024 to May 2024
YS Group [Member]
Subsequent Events (Details) [Line Items]
Loan due date						May 2025
YS Group [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Subsequent Events (Details) [Line Items]
Loan due date						November, 2025
YS Group [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value														¥ 16.4
Interest borrowing rate														5.00%
Shanghai Pudong Development Bank Co., Ltd Shenyang Branch [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value		¥ 5.0
Interest borrowing rate		4.00%
CITIC Financial Leasing Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Interest borrowings value												¥ 40.0
Interest borrowing rate												4.80%
Loan expired term												May 29, 2026